Schedule of Components of Income Tax Expense (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ 1,400,131		$ 1,442,688
Tax at the domestic income tax rate of 16.5%	231,022		238,044
Tax effect of Hong Kong graduated rates	(10,645)		(10,645)
Non-taxable gain	(16,609)
Foreign tax rate differentials	1,443		618
Non-deductible expenses for tax purpose	19,767		125,775
Unrecognized tax benefit	21,708
Income tax expense	$ 246,686	$ 2,000,000	$ 353,792